UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Glenrock Inc.
Address: 623 Fifth Ave, Suite 3101
         New York, New York  10022

13F File Number:  028-13765

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Katz
Title:     President
Phone:     212-808-7387

Signature, Place, and Date of Signing:

 /s/     Michael Katz     New York, New York     August 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    18

Form 13F Information Table Value Total:    $139,420 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AURICO GOLD INC                COM              05155C105     9248  1154600 SH       SOLE                  1154600        0        0
BANK OF AMERICA CORPORATION    COM              060505104    10290  1258000 SH       SOLE                  1258000        0        0
CITIGROUP INC                  COM NEW          172967424     4906   179000 SH       SOLE                   179000        0        0
COBALT INTL ENERGY INC         COM              19075F106     7591   323000 SH       SOLE                   323000        0        0
DEAN FOODS CO NEW              COM              242370104     3406   200000 SH       SOLE                   200000        0        0
ELDORADO GOLD CORP NEW         COM              284902103    10224   829900 SH       SOLE                   829900        0        0
GENCORP INC                    COM              368682100    13162  2021887 SH       SOLE                  2021887        0        0
HARMONY GOLD MNG LTD           SPONSORED ADR    413216300     7383   785400 SH       SOLE                   785400        0        0
HUNTINGTON INGALLS INDS INC    COM              446413106     1610    40000 SH       SOLE                    40000        0        0
INTERPUBLIC GROUP COS INC      COM              460690100     9390   865400 SH       SOLE                   865400        0        0
KINROSS GOLD CORP              NOTE 1.750% 3/1  496902AD9     7176   880500 SH       SOLE                   880500        0        0
MAG SILVER CORP                COM              55903Q104     1383   157300 SH       SOLE                   157300        0        0
MICROSOFT CORP                 COM              594918104    12940   423000 SH       SOLE                   423000        0        0
MORGAN STANLEY                 COM NEW          617446448     8891   609400 SH       SOLE                   609400        0        0
NEW GOLD INC CDA               COM              644535106     5007   527000 SH       SOLE                   527000        0        0
ST JOE CO                      COM              790148100    13000   822800 SH       SOLE                   822800        0        0
SUNTRUST BKS INC               COM              867914103     8674   358000 SH       SOLE                   358000        0        0
SUPERVALU INC                  COM              868536103     5139   992000 SH       SOLE                   992000        0        0